Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices, Financial Risks (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial risks [Abstract]
Debt	$ 567,585,631	$ 500,677,052
Interest Rate Risk [Member]
Financial risks [Abstract]
Increase in basis points	1.00%	1.00%
Interest rate	6.90%	5.70%
Increase in interest expense	$ 3,115,447	$ 8,046,987
Decrease in net interest expense	$ (11,720,132)	$ (4,941,344)
Currency Risk [Member]
Financial risks [Abstract]
Increase/(decrease) in exchange rates	5.00%	5.00%
Debt	$ 567,585,631	$ 500,677,051
Increase in debt by exchange rate fluctuations	595,964,966	525,710,904
Decrease in debt by exchange rate fluctuations	$ (539,206,398)	$ (475,643,199)